Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2020	Mar. 31, 2020
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 8,032	¥ 7,199
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,122	1,934
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,475	1,889
EU & U.K. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,540	2,704
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 895	¥ 672

[1]	Other than above, there were ¥321 billion and ¥291 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2020 and September 30 2020, respectively. These securities are primarily Japanese government, agency and municipal securities.